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Farmers New World Life Insurance Company
Legal Department
3003 77th Avenue S.E.
Mercer Island, Washington 98040

Adam G. Morris
Corporate Counsel
Direct: 206/275-8193
Main: 206/275-8140
Fax: 206/275-8144

October 27, 2009

VIA EDGARLINK Securities and Exchange Commission 100 F. Street N. E. Washington, D.C. 20549

Re: Farmers New World Life Insurance Company Farmers Annuity Separate Account A Post-Effective Amendment No. 13 to Form N-4 (File No. 333-85183)

Commissioners:

     On behalf of Farmers New World Life Insurance Company (the Company ) and Farmers Annuity Separate Account A (the Separate Account ), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Supplement dated October 23, 2009 to the Prospectus and the form of Supplement dated October 23, 2009 to the Statement of Additional Information, both for the variable annuity contract offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497, would not have differed from that contained in the above-referenced post-effective amendment (the Amendment ) to the registration statement on Form N-4 for the Separate Account. That Amendment was filed electronically with the Commission on October 22, 2009.

     If you have any questions or comments regarding this filing, please call the undersigned at 206-275-8193.

Sincerely, /s/ Adam G. Morris Adam G. Morris